Teucrium AiLA Long-Short Agriculture Strategy ETF
Consolidated Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS - 97.7%
Depoist Accounts - 97.7%
U.S. Bank Depoist Account, 5.27% (a)	8,513,647	$8,513,647
TOTAL SHORT-TERM INVESTMENTS (Cost $8,513,647)		8,513,647

Total Investments (Cost $8,513,647) - 97.7%		8,513,647
Other assets and liabilities, net - 2.3%		204,208
TOTAL NET ASSETS - 100.0%		$8,717,855

Percentages are stated as a percent of net assets.
(a) The rate shown is the seven day yield as of July 31, 2023.

Teucrium AiLA Long-Short Agriculture Strategy ETF
Consolidated Schedule of Open Futures Contracts
July 31, 2023 (Unaudited)
Description	Number of Contracts Purchased	Settlement Month	Notional Value	Value and Unrealized Appreciation (Depreciation)
Long Contracts
Corn No. 2 Futures (a)	6	December 2023	$153,900	$(15,696)
Corn No. 2 Futures (a)	8	March 2024	210,000	(19,590)
Corn No. 2 Futures (a)	9	May 2024	239,400	(20,706)
Corn No. 2 Futures (a)	10	July 2024	267,500	(22,822)
				(78,814)
Short Contracts
Soybean Oil Futures (a)	(2)	September 2023	(75,732)	1,511
Soybean Oil Futures (a)	(2)	October 2023	(73,296)	1,457
Soybean Oil Futures (a)	(2)	December 2023	(71,988)	1,439
Soybean Oil Futures (a)	(2)	January 2024	(71,604)	1,409
Soybean Oil Futures (a)	(2)	March 2024	(71,256)	1,343
Soybean Oil Futures (a)	(3)	May 2024	(106,344)	1,292
Soybean Oil Futures (a)	(3)	July 2024	(105,660)	1,280
Soybean Oil Futures (a)	(3)	August 2024	(104,472)	2,540
				12,271
				$(66,543)
(a) All or a portion of this security is held by OAIA Cayman.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 Includes quoted prices in active markets for identical securities. Level 2 Includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 Includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Deposit Accounts	$8,513,647	$-	$-	$8,513,647
Total Investments - Assets	$8,513,647	$-	$-	$8,513,647

Other Financial Instruments*
Open Long Futures Contracts	$(78,814)	$-	$-	$(78,814)
Open Short Futures Contracts	12,271	-	-	12,271
Total Open Futures Contracts	$(66,543)			$(66,543)

* Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as open futures contracts. Open futures contracts are reflected as the unrealized appreciation (depreciation) on the instrument.